INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense

	2022	2021	2020
Profit before income tax expenses	11,003,001	31,774,527	25,042,254
Profit before income tax from discontinued operations	—	—	19,539,908
Income tax rate	35%	35%	30%
Income tax at the statutory tax rate	(3,851,050)	(11,121,084)	(13,374,649)
Adjustments for calculation of the effective income tax:
Effect of derecognition of Yguazú Cementos S.A.	—	—	1,889,541
Valuation allowance of specific tax loss carryforward	(4,490,150)	—	—
Recovery of tax losses / Unrecognized tax losses	5,471	(461,974)	(473,092)
Effects of the fiscal revaluation and inflation adjustments for accounting and tax purposes	(825,895)	(330,654)	550,293
Effect of change in tax rate	938	(7,514,879)	359,150
Other non-taxable income or non-deductible expense, net	(35,436)	11,984	(67,239)
Total income tax	(9,196,122)	(19,416,607)	(11,115,996)
Income tax
Current	(4,104,685)	(12,931,381)	(11,459,142)
Deferred	(5,091,437)	(6,485,226)	343,146
Total	(9,196,122)	(19,416,607)	(11,115,996)

Income tax included in the statement of other comprehensive income	(9,196,122)	(19,416,607)	(6,655,409)
Income tax from discontinued operations	—	—	(4,460,587)

Summary of Deferred Income Tax

	2022	2021
Assets
Tax loss carryforward	4,867,944	501,011
Leases	5,257	5,749
Provisions	295,078	161,702
Other receivables	—	129,815
Accounts Payable	66,520	—
Salaries and social security contributions	57,375	58,258
Other liabilities	137,510	143,402
Trade receivables	1,604	3,399
Others	1,312	8,577
Valuation allowance of specific tax loss carryforward	(4,490,150)	—
Total deferred tax assets	942,450	1,011,913

	2022	2021
Liabilities
Investments	(6,488)	(16,269)
Property, plant and equipment	(29,640,471)	(23,398,951)
Borrowings	(28,650)	(3,331)
Other receivables	(25,340)	—
Inventories	(3,128,132)	(2,525,244)
Taxes payable (tax inflation adjustment)	(1,083,529)	(2,946,516)
Others	—	(325)
Total deferred tax liabilities	(33,912,610)	(28,890,636)
Total net deferred tax liabilities	(32,970,160)	(27,878,723)

Summary of Unrecognized Taxable Temporary Difference Associated with Investments
Temporary differences related to investments in subsidiaries and other interests for which no deferred tax assets or liabilities have been recognized since it is not considered probable that they will be reversed in the foreseeable future, are as follows:

	2022	2021
Subsidiaries	381,689	457,463
Others	(3,550)	(3,520)
Total	378,139	453,943